Exhibit 99.1

Deloitte Touche Tohmatsu ABN 74 490 121 060 Grosvenor Place 225 George Street Sydney NSW 2000 PO Box N250 Grosvenor Place Sydney NSW 1220 Australia

DX: 10307SSE Tel: +61 (0) 2 9322 7000 Fax: +61 (0) 93225136 www.deloitte.com.au

The Directors

Pepper Group Limited

Level 27

177 Pacific Highway

North Sydney 2060 NSW

(The "Issuer")

2 May 2019

Dear Directors,

Report of Factual Findings

We have performed the procedures agreed with Pepper Group Limited (the “Issuer” and “you”), to report factual findings for the purpose of assisting you and National Australia Bank Limited, Citigroup Global Markets Australia Pty Limited, Westpac Banking Group, Commonwealth Bank of Australia, Societe Generale S.A. and Natixis Asia Limited (together, the “Underwriters”) in assessing, in combination with other information obtained by you and the Underwriters the proposed securitisation transaction of a pool of residential mortgage loans and your evaluation of the Loan File Data Information (the “Purpose”) in respect of Pepper Residential Securities No. 24 trust (the “Transaction”). The procedures performed are detailed in the terms of the engagement dated on or about 2 May 2019 (“the Engagement Letter”) and set forth in the attached schedules with respect to the Transaction. Terms in this report have the same definition as in the Engagement Letter.

Issuer Responsibility for the Procedures Agreed

The Issuer is responsible for the adequacy or otherwise of the procedures agreed to be performed by us. You are responsible for determining whether the factual findings provided by us, in combination with any other information obtained, provide a reasonable basis for any conclusions which you wish to draw on the subject matter.

Our Responsibility

Our responsibility is to report factual findings obtained from conducting the procedures agreed. We conducted the engagement in accordance with the Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagements to Report Factual Findings ("ASRS 4400"). An agreed-upon procedures engagement is not an assurance engagement.

We have complied with ethical requirements equivalent to those applicable to Other Assurance Engagements, including independence.

Deloitte refers to one or more of Deloitte Touche Tohmatsu Limited, a UK private company limited by guarantee, and its network of member firms, each of which is a legally separate and independent entity. Please see www.deloitte.com/au/about for a detailed description of the legal structure of Deloitte Touche Tohmatsu Limited and its member firms.

The entity named herein is a legally separate and independent entity. In providing this document, the author only acts in the named capacity and does not act in any other capacity. Nothing in this document, nor any related attachments or communications or services, have any capacity to bind any other entity under the 'Deloitte' network of member firms (including those operating in Australia).

Liability limited by a scheme approved under Professional Standards Legislation.

Member of Deloitte Touche Tohmatsu Limited

© 2019 Deloitte Touche Tohmatsu

The agreed-upon procedures do not constitute either a reasonable assurance (audit) or limited assurance (review) engagement in accordance with the Auditing and Assurance Standards Board (AUASB) standards, and as such, we do not express any conclusion and provide no assurance on the Transaction.

Had we performed additional procedures or had we performed a reasonable or limited assurance engagement in accordance with AUASB standards, other matters might have come to our attention that would have been reported to you and the Underwriters.

Factual Findings

The procedures were performed solely for the Purpose as specified above. The procedures performed and the factual findings obtained are set out in Appendix 1 of this Report.

Restriction on Distribution and Use of the Report

Except as outlined in the Engagement Letter, this report is intended solely for the use of the Issuer and the Underwriters for the purpose set out above. As the intended user of our report, it is for you to assess both the procedures and our factual findings to determine whether they provide, in combination with any other information obtained, a reasonable basis for any conclusions which you wish to draw on the subject matter. As required by ASRS 4400, distribution of this report is restricted to those parties that have agreed the procedures to be performed with us and have been identified in the terms of the engagement (since others, unaware of the reasons for the procedures, may misinterpret the results). This report is disclosed to the Underwriters upon execution of the Underwriter Agreement with us as separately agreed between us and the Underwriters.

Access to our report will be restricted to the Issuer and the Underwriters, and all other parties will be excluded from using the Report, unless you are required to furnish or post our Report in connection with Rules 15Ga-2 and 17g-10 of the Securities Exchange Act of 1934, as amended ("the Exchange Act"). Accordingly, we expressly disclaim and do not accept any responsibility or liability to any other parties for any consequences of use of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

We understand that you may be asked by the Reserve Bank of Australia ("RBA") to provide details of any external due diligence performed on the pool to indicate that such details have been verified and are correct. The wording that we consent to you using in your response to such a request, and to which you hereby agree to use, is as follows: "Pepper Group Limited engaged an independent third party to perform certain agreed-upon procedures under the Australian Auditing Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagement to Report Factual Findings ("AUPs"). The procedures included comparing certain information on the loan documentation to the information in the loan data file and the information in the loan system. Pepper Group Limited received and reviewed the report of factual findings in relation to the AUPs as part of our overall evaluation of the accuracy of stated details regarding the loans in the pool."

Please contact us if you wish to propose any changes to this wording.

2

Except to the extent provided in any reliance letter, we note that clause 9 of our Standard Terms governs the use and non-disclosure of our work.

Yours Faithfully

DELOITTE TOUCHE TOHMATSU

Heather Baister

Partner

Chartered Accountants

Sydney, 2 May 2019

3

Appendix 1 of Agreed Upon Procedures Report — Factual Findings

The procedures we performed were divided into four parts, A to D.

For Procedures A to D, we agreed to perform certain procedures in respect of a sample of loans selected from electronic data files provided by you being the pool cut dated 30 November 2018 provided by you on 12 December 2018, the pool cut dated 31 December 2018 provided by you on 14 January 2019, the pool cut dated 28 February 2019 provided by you on 14 March 2019 and the pool cut dated 5 April 2019 provided by you on 9 April 2019 (the Pool).

The procedures were performed using originals, scanned versions, photocopies or facsimiles of the relevant documents. We did not test or verify the authenticity, accuracy or completeness of these documents or files.

At your request, the sample size was determined using the binomial probability distribution based on the following parameters that you have provided to us: To provide 95% confidence for each attribute tested that the upper error limit in the population does not exceed 5% with 3 planned errors the selected sample is 153 loans.

As agreed with you we randomly selected 6 loans from the 30 November 2018 pool cut, 15 loans from the 31 December 2018 pool cut, 62 loans from the 28 February 2019 pool cut and 70 loans from the pool cut dated 5 April 2019 (collectively, the "Sample Pool"). We understand that all 153 loans in the Sample Pool we have performed our procedures on will be included in the Transaction pool.

Parts A to D have been performed on each loan in the Sample Pool.

4

PART A - Pool Procedures

For each loan file in the Sample Pool we agreed the following electronic data fields in the Sample Pool to the source documentation described below.

Field Per Pool	Source Document	Factual Findings

A.1 Original Balance	Loan Agreement or	No exceptions noted.
Solicitors Certificate if fees are capitalised into the loan balance

*If the loan is a top-up loan, original balance per the Pool Cut is agreed to Current Balance of the existing loan at date of top up (as stated on Jackson) plus the new amount advanced.

A.2 Term	Loan Agreement	One exception noted:

		Sample	Term as per Pool	Term as per Loan Agreement
		DL-3-
		24761891481327.1	420	480

We have been notified by the Issuer that the difference is due to an incorrect system allocation of the loan term. The loan term is being updated in the system to correct this error. We have not performed further procedures to verify this statement.

A.3 Maturity Date	Loan Agreement	One exception noted:

	Variances in maturity date between the Pool and the Loan Agreement of up to 5 business days will not be reported as an exception.	Sample	Maturity Date as per Pool	Maturity Date as per Loan Agreement
DL-3-
		24761891481327.1	13/03/2054	13/03/2059

We have been notified by the Issuer that the difference is due to an incorrect system allocation of the loan maturity date. The loan maturity date is being updated in the system to correct this error. We have not performed further procedures to verify this statement.

A.4 Valuation (for each Security Property)	Valuation Report (or Contract of Sale if property sold for less than Valuation Report)	No exceptions noted.

5

Field Per Pool	Source Document	Factual Findings
A 5 Security Type	Valuation Report	Three exceptions noted:
• House • Unit • Townhouse/Villa • Duplex • Vacant land		Sample	Security Type as per Pool	Security Type as per Valuation Report
		DL-3- 24759045786985.1	Residential	Unit
		DL-3- 24637602774925.1	Residential	Unit
		DL-3- 24765057817285.1	Residential	Duplex
A.6 Security Property Postcode	Valuation Report	No exceptions noted.
A.7 State	Valuation Report	No exceptions noted.
A.8 Settlement Date	Solicitor's Certificate Variances in settlement date between the Pool and the Solicitor's Certificate of up to 5 business days will not be reported as an exception.	No exceptions noted.
A.9 Product Type • Full doc • Low doc • Alt doc	Loan Application or Next Gen system screenshot	No exceptions noted.
A. 10 Borrower Employment Status

Loan Application.

If the Borrower Employment Status does not agree to the Loan Application, and there are two borrowers securing the loan, check the Borrower Employment Status to the Co-applicant Loan Application. If application field is blank check to income evidence as verified in Part D.

No exceptions noted.
A. 11 Occupancy Type	Loan Application	No exceptions noted

6

Field Per Pool	Source Document	Factual Findings

A.12 Interest Only Period Length

This procedure will be performed for Interest Only loans that have interest only period greater than 0 as stated in the Pool, except for ex-construction loans with an interest only period of less than 12 months as evidenced on the Pool.

	Loan Application	No exceptions noted.
A.13 Regulated by UCCC / NCC	Loan Application or Loan Agreement	No exceptions noted.

Loan Agreement includes any letters of variation or conversion notices noted in the file

7

PART B — Eligibility Criteria Procedures

For each loan in the Sample Pool we performed the following procedures:

Procedure	Factual Findings

B.1 Check that a Certificate of Title or Registration Confirmation Statement (if applicable) is retained on the security packet or available electronically.

If no Certificate of Title or Registration Confirmation Statement (if applicable) is available due to the fact that the loan has discharged since the date of the Pool Cut, check the loan status is noted as ‘discharged’ on Jackson. If no Certificate of Title or Registration Confirmation Statement (if applicable) is available due to loan being recently settled and time delay in obtaining, a title search can be performed and provided to satisfy the procedure for the purpose of those loans.

No exceptions noted.
B.2 Check that for each loan, days in arrears per the Pool of the Transaction agrees to the arrears reports derived from Jackson as at 5 April 2019.	No exceptions noted.
B.3 Check that the Current Balance of each loan in the Sample Pool agrees to the loan balance portal in Jackson as at 5 April 2019.	No exceptions noted.

B.4 Recalculate Current LVR by dividing Current Consolidated Balance of each loan in the Sample Pool by the lower of Independent Property Valuation or Total Security Value (all as stated in the Pool and in compliance with Pepper valuation hierarchy).

In the cases where a loan is marked “Y” under Favourable Purchase as evidenced in the Pool, use the Independent Property Valuation (as stated in the Pool).

Compare the recalculated Current LVR with the Current LVR noted in the Pool and note any differences.

No exceptions noted.
B.5 If a loan is a self-certified product per the Pool, agree that a Declaration of Financial Status has been completed and signed by all Borrower(s) who is/are self-certifying their stated net income.	No exceptions noted.
B.6 Check that the loan amount of each loan in the Sample Pool is not greater than $2,500,000.	No exceptions noted.
B.7 Check that for each borrower of each loan in the Sample Pool a credit report was on file.	No exceptions noted.

PART C — Valuation Procedures

For each loan in the Sample Pool we performed the following procedures:

Procedure	Factual Findings
C.1 Check that for each loan in the Sample Pool a valuation report was on file from an approved Panel Valuer. Pepper provided a list of approved Valuers to Deloitte.	No exceptions noted.

C.2 Check that the valuation is not more than 3 months old (90 days) at the date of settlement of the loan.

If the valuation is greater than 3 months old (90 days) check that the required approval is recorded in the notes tab on NextGen. Approval must be given by a team leader or manager in accordance with Pepper’s credit policies.

No exceptions noted.

C.3 Check that the valuation is provided in a standard API format which includes the following:

•    Market value ‘as is’ or ‘as if complete’

•    Rental Value

•    Replacement Insurance Value

•    Evidence of 3 recent sales

No exceptions noted.
C.4 Check that the Valuer’s declaration states that the property was inspected by the appraiser.	No exceptions noted.
C.5 Check that the Valuer’s Qualifications or Registration number is stated in the valuation report.	No exceptions noted.

PART D — Income verification Procedures

For each loan in the Sample Pool with the below product codes and employment status, we have checked that the income evidence noted below can be sighted on the NextGen system:

Procedure	Product Code	Borrower Employment Status	Required Evidence	Factual Findings
D.1	Full Doc per the field Product Code in the Pool	Full Time/Part Time/Casual employed applicant per field Borrower Employment Status in the Pool

1.    Where a loan is a prime loan, 2 consecutive payslips with the most recent dated within 4 weeks of the application date or interview date, or as approved in accordance with the Delegated Credit Authority or the Exceptions clause contained within the Pepper credit policies, and where a loan is non conforming loan, 2 payslips with the most recent dated within 4 weeks of the application date or interview date, or as approved in accordance with the Delegated Credit Authority or the Exceptions clause contained within the Pepper credit policies, and

2.    Unless the loan is a loan to Pepper employee, one of the following:

■     A Group Certificate / PAYG payment summary

■     A Taxation Return

■     A Tax Assessment Notice

■     Employer’s Letter confirming annual salary dated within 4 weeks of application date or evidence of the last 3 months salary credits into a bank account in the applicant’s name.

No exceptions noted.
D.2	Full Doc per the field Product Code in the Pool	Self-employed applicant per field Borrower Employment Status in the Pool	1. Tax returns and tax assessment notices for 2 years, or 2. Financial statements for 2 years	No exceptions noted.
D.3	Alt Doc per the field Product Code in the Pool	Self-employed/Full time/ Casual applicant per field Borrower Employment Status in the Pool

1.    Declaration of financial position, and

2.    One of the following:

■     Business activity statements for the last 6 months prior to the application date, or

■     Business bank statements for the last 6 months prior to the application date, or

■     Pepper accountants letter

One exception noted. For loan DL-3-24771490689706.1, the income evidence could not be traced in the NextGen system.
D.4	Low Doc per the field Product Code in the Pool	Any	Applicant’s declaration of income can be sighted on the NextGen system and that the settlement date as verified in Procedure A.8 is prior to October 2009.	No exceptions noted.

For procedures D.5-D8, where an applicant has the following types of income noted in the Loan Serviceability Assessment on NextGen, we have checked that the below income evidence can be sighted on NextGen:

Procedure	Income type	Required Evidence	Factual Findings
D.5	Rental-based income noted on NextGen

One of following:

■     Rental opinion from a real estate agent in the form of a letter for new purchases dated within 6 weeks of the application date, or

■     Rental statement from the managing agent for properties already tenanted dated within 6 weeks of the application date, or

■     Copy of current lease or tenancy agreement for properties already tenanted with bank statements confirming rental deposits for private agreements, or

■     A taxation return showing declared income, or

■     Rental opinion from a Pepper approved Panel Valuer in the form of a valuation addressed to Pepper Finance Corporation Ltd

No exceptions noted.
D.6	Court Order mandating that the applicant receive maintenance payments as noted in NextGen

■     Proof of receipt of maintenance for a continuous period of at least 3 months by way of bank statements or a child support agency statement, or

■     Child Support Agency letter to confirm the maintenance agreement dated within 6 weeks of application date.

No exceptions noted.
D.7	Superannuation Pension or Annuity as noted on NextGen	Check that copies of statements from the source of pension or annuity and are dated within 6 weeks of application date.	No exceptions noted.
D.8	Centrelink Pension as noted on NextGen	Check that the evidence of a letter from Centrelink verifying pension details.	No exceptions noted.

Appendix 2: List of Sampled Loans

#	Masque Split ID	#	Masque Split ID	#	Masque Split ID
1	DL-6-24252812795624.1	52	DL-3-24758404503753.1	103	DL-3-24767242188294.1
2	DL-6-24259165507641.1	53	DL-3-24770348403949.1	104	DL-3-24768204113142.1
3	DL-6-24265778740971.1	54	DL-3-24760027751934.1	105	DL-3-24768424554253.1
4	DL-6-24565438371224.1	55	DL-3-24767061827385.1	106	DL-3-24768725155768.1
5	DL-6-24566099694557.1	56	DL-3-24770328363848.1	107	DL-3-24768885476576.1
6	DL-6-24569606712232.1	57	DL-3-24770308323747.1	108	DL-3-24769105917687.1
7	DL-3-24736420512956.1	58	DL-3-24769486679606.1	109	DL-3-24769125957788.1
8	DL-3-24720047750439.1	59	DL-3-24767823351223.1	110	DL-3-24769266238495.1
9	DL-3-24740127931641.1	60	DL-3-24762592884862.1	111	DL-3-24769346398899.1
10	DL-3-24737662999218.1	61	DL-3-24760007711833.1	112	DL-3-24769386479101.1
11	DL-3-24736941555582.1	62	DL-3-24761590879812.1	113	DL-3-24769466639505.1
12	DL-3-24723414487407.1	63	DL-3-24764496694457.1	114	DL-3-24769606920212.1
13	DL-3-24737863400228.1	64	DL-3-24767803311122.1	115	DL-3-24769667040515.1
14	DL-3-24734616903866.1	65	DL-3-24759085867187.1	116	DL-3-24769687080616.1
15	DL-3-24729666998919.1	66	DL-3-24762031762034.1	117	DL-3-24769707120717.1
16	DL-3-24726300261951.1	67	DL-3-24768665035465.1	118	DL-3-24769907521727.1
17	DL-3-24738925525581.1	68	DL-3-24759065827086.1	119	DL-3-24770027762333.1
18	DL-3-24733174016594.1	69	DL-3-24766260223345.1	120	DL-3-24770087882636.1
19	DL-3-24735759189623.1	70	DL-3-24763133967589.1	121	DL-3-24770107922737.1
20	DL-3-24734115901341.1	71	DL-3-24770268243545.1	122	DL-3-24770127962838.1
21	DL-3-24733194056695.1	72	DL-3-24759987671732.1	123	DL-3-24770608925262.1
22	DL-3-24768805316172.1	73	DL-3-24764456614255.1	124	DL-3-24770709125767.1
23	DL-3-24768785276071.1	74	DL-3-24769426559303.1	125	DL-3-24770789286171.1
24	DL-3-24768765235970.1	75	DL-3-24765178057891.1	126	DL-3-24770829366373.1
25	DL-3-24765218138093.1	76	DL-3-24763113927488.1	127	DL-3-24770869446575.1
26	DL-3-24765719140618.1	77	DL-3-24771270248595.1	128	DL-3-24770909526777.1
27	DL-3-24768063832435.1	78	DL-3-24758384463652.1	129	DL-3-24770929566878.1
28	DL-3-24766380463951.1	79	DL-3-24767783271021.1	130	DL-3-24771089887686.1
29	DL-3-24770568845060.1	80	DL-3-24765158017790.1	131	DL-3-24771109927787.1
30	DL-3-24765699100517.1	81	DL-3-24763815331023.1	132	DL-3-24771170048090.1
31	DL-3-24764616935063.1	82	DL-3-24761530759509.1	133	DL-3-24771230168393.1
32	DL-3-24767222148193.1	83	DL-3-24759045786985.1	134	DL-3-24771250208494.1
33	DL-3-24769727160818.1	84	DL-1-641623913717.0	135	DL-3-24771350408999.1
34	DL-3-24768003712132.1	85	DL-3-24602211956559.1	136	DL-3-24771450609504.1
35	DL-3-24767963631930.1	86	DL-3-24610087716252.1	137	DL-3-24771470649605.1
36	DL-3-24767141987789.1	87	DL-3-246313302312.1	138	DL-3-24771490689706.1
37	DL-3-24767923551728.1	88	DL-3-24635338243512.1	139	DL-3-24771510729807.1
38	DL-3-24769647000414.1	89	DL-3-24637602774925.1	140	DL-3-24771550810009.1
39	DL-3-24770548804959.1	90	DL-3-24648524629970.1	141	DL-3-24771570850110.1
40	DL-3-24771430569403.1	91	DL-3-24651410404514.1	142	DL-3-24771610930312.1
41	DL-3-24771410529302.1	92	DL-3-24657041672895.1	143	DL-3-24771651010514.1
42	DL-3-24768705115667.1	93	DL-3-24749526739010.1	144	DL-3-24771711130817.1
43	DL-3-24763935571629.1	94	DL-3-24758965626581.1	145	DL-3-24771771251120.1
44	DL-3-24769586880111.1	95	DL-3-24761891481327.1	146	DL-3-24771791291221.1
45	DL-3-24765638980214.1	96	DL-3-24762332363549.1	147	DL-3-24771811331322.1
46	DL-3-24764516734558.1	97	DL-3-24764196092942.1	148	DL-3-24771851411524.1
47	DL-3-24770448604454.1	98	DL-3-24764957616780.1	149	DL-3-24771871451625.1
48	DL-3-24769546799909.1	99	DL-3-24765057817285.1	150	DL-3-24771891491726.1
49	DL-3-24762612924963.1	100	DL-3-24766019742133.1	151	DL-3-24771911531827.1
50	DL-3-24767863431425.1	101	DL-3-24766240183244.1	152	DL-3-24771951612029.1
51	DL-3-24766280263446.1	102	DL-3-24766921546678.1	153	DL-3-24771971652130.1